Financial Instruments And Risk Management - Non Designated Derivative Financial Instruments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding beginning balance	CAD 88,702.0
Fair value outstanding ending balance	89,494.0	CAD 88,702.0
At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding beginning balance		2.0
Unrealized losses recognized in earnings during the year (note 9)	(56.0)	(72.0)
Fair value outstanding beginning balance	(54.0)
Cash Settlements paid during the year	5.0	16.0
Fair value outstanding ending balance	(105.0)	(54.0)
Energy Trading | At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Cash Settlements - paid (received) during the year	(12.0)
Unrealized losses recognized in earnings during the year (note 9)	(37.0)	(47.0)
Fair value outstanding beginning balance	(36.0)	(18.0)
Cash Settlements paid during the year		29.0
Fair value outstanding ending balance	(85.0)	(36.0)
Risk Management | At fair value
Derivative financial instrument assets and liabilities and assets available for sale measured at fair value
Fair value outstanding beginning balance		20.0
Cash Settlements - paid (received) during the year		(13.0)
Unrealized losses recognized in earnings during the year (note 9)	(19.0)	(25.0)
Fair value outstanding beginning balance	(18.0)
Cash Settlements paid during the year	17.0
Fair value outstanding ending balance	CAD (20.0)	CAD (18.0)